OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables for purchase of property and equipment	¥ 281,315	$ 44,144	¥ 268,073
Penalty accrual			128,890
Current portion of other non-current liability (Note 15)	35,544	5,578	23,118
Other Payables			1,585
Total	902,023	141,547	1,006,830
Beijing Zhao Du Technology Co., Ltd. ("Beijing Zhao Du")
Consideration received for disposal of Beijing Zhao Du (Note 9)	¥ 585,164	$ 91,825	¥ 585,164